Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, shares authorized	100,000	100,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized	3,200,000,000	3,200,000,000
Common Stock, shares issued	1,691,000,000	1,680,000,000
Common Stock, shares outstanding	1,140,000,000	1,180,000,000
Treasury Stock, shares	550,000,000	500,000,000
Shares held in trust, shares	1,000,000	1,000,000